Subsequent events - Text Details (Detail) € in Millions	Dec. 31, 2025	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Subsequent events [Abstract]
Number of employees reduced	6,000	3,000	4,000
Expected restructuring provision		€ 470	€ 130